Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2022
Schedule III - Supplementary Insurance Information
Schedule III - Supplementary Insurance Information

Schedule III — Supplementary Insurance Information

As of December 31, 2022 and 2021 and for each of the years ended December 31, 2022, 2021 and 2020

			Contractholder
	Deferred	Future policy	and other
	acquisition	benefits and	policyholder
Segment	costs	claims	funds

	(in millions)
2022:
Retirement and Income Solutions	$1,271.5	$28,322.9	$35,262.8
U.S. Insurance Solutions	3,407.9	12,128.2	7,943.3
Corporate	—	157.9	2.1
Total	$4,679.4	$40,609.0	$43,208.2

2021:
Retirement and Income Solutions	$819.4	$27,716.5	$35,941.4
U.S. Insurance Solutions	2,929.7	12,262.1	8,039.6
Corporate	—	163.0	2.3
Total	$3,749.1	$40,141.6	$43,983.3

Schedule III — Supplementary Insurance Information - (continued)

As of December 31, 2022 and 2021 and for each of the years ended December 31, 2022, 2021 and 2020

				Amortization of
	Premiums and	Net	Benefits, claims	deferred	Other
	other	investment	and settlement	acquisition	operating
Segment	considerations	income (1)	expenses	costs	expenses (1)

	(in millions)
2022:
Retirement and Income Solutions	$1,959.7	$2,252.3	$3,228.6	$134.2	$1,519.6
U.S. Insurance Solutions	3,306.7	560.2	2,421.1	249.2	1,019.0
Corporate	(2.1)	39.8	1.0	—	217.2
Total	$5,264.3	$2,852.3	$5,650.7	$383.4	$2,755.8

2021:
Retirement and Income Solutions	$1,883.6	$2,674.4	$3,450.1	$116.8	$1,383.0
U.S. Insurance Solutions	2,830.4	907.9	3,031.7	167.4	994.4
Corporate	—	51.4	0.8	—	83.0
Total	$4,714.0	$3,633.7	$6,482.6	$284.2	$2,460.4

2020:
Retirement and Income Solutions	$3,221.0	$2,457.6	$4,899.3	$82.2	$1,138.3
U.S. Insurance Solutions	2,659.8	842.0	2,937.2	304.7	932.9
Corporate	—	25.3	1.0	—	21.6
Total	$5,880.8	$3,324.9	$7,837.5	$386.9	$2,092.8
(1)	Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.